Fixed assets and assets held for sale - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment
Balance as at beginning of period	$ 1,367,731
Impairment of vessel	(3,282)	$ 0	$ 0
Balance as at end of period	1,265,196	1,367,731
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,775,689	1,653,727
Acquisitions and improvements	967	103,790
Transfer from Advances for vessels under construction - related party		18,172
Impairment of vessel	(3,282)
Classification as asset held for sale	(34,859)
Balance as at end of period	1,738,515	1,775,689	1,653,727
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(407,958)	(338,242)
Depreciation for the period	(71,358)	(69,716)
Classification as asset held for sale	5,997
Balance as at end of period	(473,319)	(407,958)	(338,242)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,367,731	1,315,485
Acquisitions and improvements	967	103,790
Transfer from Advances for vessels under construction - related party		18,172
Depreciation for the period	(71,358)	(69,716)
Impairment of vessel	(3,282)
Classification as asset held for sale	(28,862)
Balance as at end of period	$ 1,265,196	$ 1,367,731	$ 1,315,485